Material accounting policy information - Basis of Presentation (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Foreign exchange loss	$ 12.1	$ 2.8